Subsequent events (Details)					12 Months Ended
	Dec. 30, 2022 USD ($) $ / shares	Nov. 11, 2022 USD ($) shares	Oct. 13, 2022 USD ($) shares	Sep. 27, 2022 USD ($) agreement $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Apr. 20, 2020 $ / shares	Aug. 31, 2019 $ / shares	Jul. 31, 2019 $ / shares	Nov. 23, 2018 $ / shares
Subsequent events
Par value of ordinary shares | $ / shares							$ 0	$ 0	$ 1.00	$ 1.00
Aggregate purchase price						$ 20,135,204
Consideration transferred					$ 17,746,979
Class A ordinary shares
Subsequent events
Number of purchasers | agreement				15
Number of shares agreed to issue and sell | shares				10,514,018
Par value of ordinary shares | $ / shares				$ 0	$ 0	$ 0
Purchase price per share agreed to issue and sell | $ / shares				$ 1.712
Aggregate purchase price				$ 18,000,000
Subsequent events | Yunnan Honghao Forestry Development Co., Ltd.
Subsequent events
Percentage of equity interest acquired		100.00%
Subsequent events | MZ Mining International Co., Ltd
Subsequent events
Percentage of equity interest acquired		100.00%
Consideration transferred		$ 17,706,575.88
Subsequent events | Yunnan Yuemu Agriculture and Forestry Technology Co., Ltd | Yunnan Honghao Forestry Development Co., Ltd.
Subsequent events
Percentage of equity interest acquired		100.00%
Subsequent events | Class A ordinary shares
Subsequent events
Par value of ordinary shares | $ / shares	$ 0
Number of shares issued | shares			10,514,018
Proceeds from private placement			$ 18,000,000
Subsequent events | Class A ordinary shares | MZ Mining International Co., Ltd
Subsequent events
Consideration transferred in shares | shares		8,819,520
Consideration transferred in shares, value		$ 18,373,771
Subsequent events | Commercial Paper [Member]
Subsequent events
Debt Conversion, Original Debt, Amount	$ 3,230,000
Debt Conversion, Converted Instrument, Amount	3,230,000
Amortization of Debt Discount (Premium)	$ 230,000